Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses

(5) Accrued Expenses

Accrued expenses consisted of the following at September 30, 2023 and December 31, 2022:

	September 30,	December 31,
	2023	2022
Interest	$157,339	$292,339
Research and development	253,524	-
Professional fees	15,000	314,446
Employee bonuses	175,625	175,625
Active pharmaceutical ingredients	62,393	-
Other	28,127	112,225
	$692,008	$894,635

(5) Accrued Expenses

Accrued expenses consisted of the following at December 31, 2022 and 2021:

	2022	2021
Interest	$292,339	$-
Professional fees	314,446	71,570
Research and development	-	250,000
CIP- Equipment	-	279,730
Employee bonuses	175,625	-
Other	112,225	-
	$894,635	$601,300